Subsequent Events (Aggregate Annual Principal Payments On Debt Associated With Assets Held For Use And Held For Sale) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
2017	$ 12,907
2018	14,668
2019	1,172
2020	20,970
2021	13,672
Total Long-term debt	63,389	$ 87,536
Secured Credit Facility [Member]
Debt Instrument [Line Items]
2017	916
2018	930
2019	33,691
2020	14,180
2021	13,672
Total Long-term debt	63,389
Held For Sale [Member]
Debt Instrument [Line Items]
2017	1,574
2018	2,603
2019	52
2020	1,771
Total Long-term debt	6,000
Held For Sale [Member] | Secured Credit Facility [Member]
Debt Instrument [Line Items]
2019	6,000
Total Long-term debt	6,000
Held For Use [Member]
Debt Instrument [Line Items]
2017	11,333
2018	12,065
2019	1,120
2020	19,199
2021	13,672
Total Long-term debt	57,389
Held For Use [Member] | Secured Credit Facility [Member]
Debt Instrument [Line Items]
2017	916
2018	930
2019	27,691
2020	14,180
2021	13,672
Total Long-term debt	$ 57,389